Smart Trust, Tax Free Income Trust, Series 14; Smart Trust, Adelante REIT Growth & Income Trust, Series 2; Smart Trust, New Jersey Municipal Portfolio of Closed-End Funds Trust, Series 3; Smart Trust, New York Municipal Portfolio of Closed-End Funds Trust, Series 5; Smart Trust, Value Architects Disciplined Core Portfolio Trust, Series 7; Smart Trust, Morningstar Dividend Yield Focus Trust, Series 3; Smart Trust, Dynamic Sector Income Trust, Series 7; Smart Trust, Capital Innovations Global Infrastructure & MLP Trust, Series 4; Smart Trust, Rising Interest Rates Hedge Trust, Series 1; and Smart Trust, Enhanced Value II Trust, Series 8

Supplement to the Prospectus

Notwithstanding anything to the contrary in the prospectus, effective November 20, 2013, the following changes are made to the Prospectus:

1. The table after the first paragraph under “Public Offering—Volume and Other Discounts” is replaced with the following table:

Amount of Purchase*	Reduced Sales Charge
Less than $50,000	3.95%
$50,000 but less than $100,000	3.70%
$100,000 but less than $250,000	3.45%
$250,000 but less than $500,000	3.10%
$500,000 but less than $1,000,000	2.95%
$1,000,000 or greater	2.45%

2. A corresponding change is made to the second sentence of the footnote to the above table, replacing “3.20%” with “3.10%.”

3. The table after the first paragraph under “Public Offering—Distribution of Units” is replaced with the following table:

Amount of Purchase	Dealer Concession
Less than $50,000	3.15%
$50,000 but less than $100,000	2.90%
$100,000 but less than $250,000	2.65%
$250,000 but less than $500,000	2.35%
$500,000 but less than $1,000,000	2.25%
$1,000,000 or greater	1.80%

4. A corresponding change is made to the third sentence of the second paragraph following the above table, replacing “2.40%” with “2.35%.”

5. A corresponding change is made to the first sentence of the fourth paragraph following the above table, replacing “2.25%” with “2.20%.”

Notwithstanding anything to the contrary in the prospectus, effective January 1, 2014, the following changes are made to the Prospectus:

1. The table after the eighth paragraph under “Public Offering—Distribution of Units” is replaced with the following table:

Initial Offering Period Sales During Calendar Quarter	Volume Concession
Less than $10,000,000	0.000%
$10,000,000 but less than $25,000,000	0.050%
$25,000,000 but less than $50,000,000	0.075%
$50,000,000 but less than $100,000,000	0.100%
$100,000,000 but less than $250,000,000	0.110%
$250,000,000 or greater	0.120%

2. Corresponding changes are made to the second, third and fifth sentences of the paragraph following the above table, replacing “$5.0,” “$4.5,” “$7.5” and “$7.5” with “$10.0,” “$9.5,” “$17.5” and “$17.5,” respectively.

Supplement Dated: November 20, 2013

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